Note 6	12 Months Ended
Dec. 31, 2026
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]	Operating segment reporting
Operating segment reporting represents a basic tool in the oversight and management of the BBVA Group’s various activities. The BBVA Group compiles reporting information on disaggregated business activities. These business activities are then aggregated in accordance with the organizational structure determined by the BBVA Group's Management and, ultimately, into the reportable operating segments themselves.
As of December 31, 2025, the structure of the information by operating segments and the Corporate Center reported by the BBVA Group remains the same as that as of the closing of the 2024 financial year.
The BBVA Group's areas or operating segments are summarized below:
–Spain includes mainly the banking, insurance and asset management businesses that the Group carries out in Spain.
–Mexico includes the banking, insurance and asset management businesses in this country as well as the activity that BBVA Mexico carries out through its agency in Houston.
–Turkey reports the activity of the Garanti BBVA group that is mainly carried out in this country and, to a lesser extent, in Romania and the Netherlands.
–South America includes the banking, finance, insurance and asset management businesses carried out mainly in Argentina, Chile, Colombia, Peru, Uruguay and Venezuela.
–Rest of Business mainly includes the wholesale activity carried out in Europe (excluding Spain), the United States and (through BBVA branches located therein) Asia, as well as the Group's digital banks in Italy and Germany.
The Corporate Center performs centralized Group functions, including: the costs of the head offices with a corporate function for the consolidated BBVA Group, management of structural exchange rate positions; certain portfolios, such as financial and industrial holdings; stakes in Funds & Investment Vehicles in tech companies; certain tax assets and liabilities; funds for employee commitments; goodwill and other intangible assets, as well as the financing of such portfolios and assets.
The breakdown of the BBVA Group’s total assets by operating segment and the Corporate Center as of December 31, 2025, 2024 and 2023 is as follows:

TOTAL GROUP ASSETS BY OPERATING SEGMENT (MILLIONS OF EUROS)

	2025	2024 ⁽¹⁾	2023 ⁽¹⁾
Spain	456,419	411,620	452,423
Mexico	182,525	168,470	173,489
Turkey	90,702	82,782	68,329
South America	76,648	73,997	64,779
Rest of Business	88,638	66,534	64,274
Subtotal Assets by Operating Segment	894,931	803,404	823,294
Corporate Center and adjustments	(35,355)	(31,002)	(47,736)
Total Assets BBVA Group	859,576	772,402	775,558
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group.
The following table sets forth certain summarized information relating to the results of each operating segment and the Corporate Center for the years ended December 31, 2025, 2024 and 2023:

MAIN MARGINS AND PROFIT BY OPERATING SEGMENT (MILLIONS OF EUROS)

	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments
2025
Net interest income	26,280	6,588	11,424	3,079	4,830	828	(469)
Gross income	36,931	10,027	15,198	5,213	5,363	1,807	(678)
Operating profit (loss) before tax	16,227	5,933	7,341	1,863	1,758	772	(1,440)
Attributable profit (loss)	10,511	4,175	5,264	805	726	627	(1,086)
2024 (1)
Net interest income	25,267	6,384	11,556	1,492	5,589	742	(495)
Gross income	35,481	9,443	15,337	4,212	5,405	1,472	(388)
Operating profit (loss) before tax	15,405	5,263	7,522	1,741	1,342	648	(1,110)
Attributable profit (loss)	10,054	3,752	5,447	611	635	511	(901)
2023 (1)
Net interest income	23,089	5,570	11,054	1,869	4,394	539	(336)
Gross income	29,542	7,848	14,267	2,981	4,331	1,113	(999)
Operating profit (loss) before tax	12,419	3,855	7,329	1,324	1,189	499	(1,777)
Attributable profit (loss)	8,019	2,690	5,319	527	601	403	(1,522)
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for the years 2024 and 2023 have been revised, which has not affected the consolidated financial information of the Group